Bank Loans (Details)		12 Months Ended
	Feb. 14, 2020 USD ($)	Oct. 31, 2024 USD ($)		Oct. 31, 2023 USD ($)		Oct. 31, 2022 USD ($)	Apr. 09, 2020 USD ($)	Apr. 09, 2020 SGD ($)
Bank Loan [Line Items]
Loan agreement							5 years	5 years
Loan amount		$ 1,496,999		$ 2,414,678				$ 5,000,000
Fixed interest rate		4.60%		3.90%		2.80%	3.00%	3.00%
Loan payable		$ 580,076		$ 1,497,755
Interest expense		90,191		112,022		$ 101,877
DBS Bank Ltd [Member]
Bank Loan [Line Items]
Weighted average effective interest rate	6.30%
Revolving Credit Facility I [Member]
Bank Loan [Line Items]
Premium of insurance policy	$ 916,923
Loan from DBS Bank [Member]
Bank Loan [Line Items]
Loan amount		$ 580,076	[1]	$ 1,497,755	[1]		$ 3,650,434

[1]	On April 9, 2020, the Group signed a loan agreement with DBS Bank Ltd. to obtain a five-year loan of $3,650,434 (or SGD 5,000,000). The loan bears a fixed interest rate of 3% per annum. The bank loan was guaranteed by Mr. Dong Zhang, a shareholder of the Company (a former Chief Shipping Officer of the Company until April 2, 2024 and a former director of the Company until July 9, 2024). The Group paid interest for the first twelve months and must pay monthly instalments comprising principal and interest thereafter. As of October 31, 2024 and 2023, the balance was $580,076 and $1,497,755, respectively.